Income Taxes - Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating losses	$ 226,249	$ 241,702
Provisions not currently deductible for tax purposes	112,768	132,365
Section 163(j) interest limitation	75,778	0
Depreciation and amortization	49,548	72,101
Jackpot timing differences	42,651	51,438
Inventory reserves	10,497	9,913
Stock-based compensation	4,077	2,402
Deferred revenue	3,946	5,317
Other	9,480	4,155
Gross deferred tax assets	534,994	519,393
Valuation allowance	(170,831)	(184,554)	$ (151,653)	$ (139,663)
Deferred tax assets, net of valuation allowance	364,163	334,839
Deferred tax liabilities:
Acquired intangible assets	589,993	635,471
Depreciation and amortization	157,260	138,764
Other	24,876	10,518
Total deferred tax liabilities	772,129	784,753
Net deferred income tax liability	(407,966)	(449,914)
Deferred income taxes - non-current asset	38,117	41,546
Deferred income taxes - non-current liability	$ (446,083)	$ (491,460)